Franked Investment Income Group Litigation Order - Additional Information (Details) £ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 25, 2018 GBP (£)	Jun. 30, 2020 GBP (£) CorporateGroup	Jun. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2015 GBP (£)
Gains Losses On Litigation Settlements [Line Items]
Tax amount on litigation settlement deduction amount					£ 300
FII GLO
Gains Losses On Litigation Settlements [Line Items]
Number of corporate groups in FII GLO | CorporateGroup		23
Litigation settlement amount, applying Prudential judgement	£ 600
Litigation settlement amount received					1,200
Litigation settlement amount received after tax					£ 900
Interest related to FII GLO		£ 12	£ 15	£ 28